Investments in associates and joint ventures (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Jointly Controlled by Banco Santander - Total assets	R$ 14,064,120	R$ 12,806,907
Jointly Controlled by Banco Santander -Total liabilities	13,920,211	12,739,895
Total Income Jointly Controlled By Banco Santander	212,082	67,012
Banco RCI Brasil S.A. - Total assets	12,806,942	11,547,631
Banco RCI Brasil S.A. -Total liabilities	12,663,035	11,442,688
Total Income Banco RCI Brasil S.A	239,839	104,943
Estruturadora Brasileira de Projetos S.A. - EBP - Total assets	1,784	1,784
Estruturadora Brasileira de Projetos S.A. - EBP -Total liabilities	1,783	1,783
Total Income Estruturadora Brasileira De Projetos Sa Ebp	1	1
Gestora de Inteligencia de Credito - Total assets	1,255,393	1,257,492
Gestora de Inteligencia de Credito -Total liabilities	1,255,393	1,295,424
Total Income Gestora De Inteligncia De Crdito	(27,759)	(37,932)
Jointly Controlled by Santander Corretora de Seguros - Total assets	3,003,077	3,066,701
Jointly Controlled by Santander Corretora de Seguros -Total liabilities	3,034,120	3,048,870
Total Income Jointly Controlled by Santander Corretora de Seguros	(31,043)	17,830
Tecnologia Bancaria S.A. - TECBAN - Total assets	2,752,924	2,815,300
Tecnologia Bancaria S.A. - TECBAN -Total liabilities	2,755,450	2,795,143
Total Income Tecnologia Bancaria S.A. - TECBAN	(2,526)	20,156
Hyundai Corretora de Seguros Ltda. - Total assets	7,152	5,246
Hyundai Corretora de Seguros Ltda. -Total liabilities	5,753	4,540
Total Income Hyundai Corretora de Seguros Ltda	1,399	707
CSD Central de Servicos de Registro e Deposito aos Mercados Financeiro e de Capitais S.A -- Total assets	211,773	219,149
CSD Central de Servicos de Registro e Deposito aos Mercados Financeiro e de Capitais S.A -Total liabilities	211,538	213,693
Total Income CSD Central de Servicos de Registro e Deposito aos Mercados Financeiro e de Capitais S.A	235	5,455
BIOMAS Servicos Ambientais, Restauracao e Carbono S.A. -Total assets	31,228	27,006
BIOMAS Servicos Ambientais, Restauracao e Carbono S.A.-Total liabilities	61,379	35,494
Total Income BIOMAS Servicos Ambientais, Restauracao e Carbono S.A.	(30,151)	(8,488)
Significant Influence of Banco Santander - Total assets	11,442,660	3,614,898
Significant Influence of Banco Santander -Total liabilities	10,558,737	3,028,583
Total Income Significant Influence of Banco Santander	883,923	586,315
Nuclea S.A. - Total assets	2,779,787	3,298,189
Nuclea S.A. -Total liabilities	2,212,634	2,750,256
Total Income Nuclea S.A.	567,153	547,933
Pluxee Beneficios Brasil S.A. - Total assets	8,240,021
Pluxee Beneficios Brasil S.A. -Total liabilities	7,974,827
Total Income Pluxee Beneficios Brasil S.A.	265,194
Santander Auto S.A. - Total assets	422,852	316,709
Santander Auto S.A. -Total liabilities	371,276	278,327
Total Income Santander Auto Sa	51,576	38,382
Significant Influence of Corretora de Seguros -Total assets	634,889	485,398
Significant Influence of Corretora de Seguros -Total liabilities	510,446	366,626
Total Income Significant Influence of Corretora de Seguros	124,443	118,772
Webmotors S.A. - Total assets	634,889	485,398
Webmotors S.A. -Total liabilities	510,446	366,626
Total Income Webmotors Sa	124,443	118,772
Total assets	29,144,746	19,973,904
Total liabilities	28,023,514	19,183,974
Total Income	R$ 1,189,405	R$ 789,929